Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
Note 10 — Subsequent Events
Promissory Note
On October 17, 2023, the Company issued the Restated Note in the principal amount of up to $2,500,000 to the Sponsor. The Restated Note amends, restates, replaces and supersedes the Note dated April 5, 2023. The Restated Note may be drawn down by the Company from time to time prior to the consummation of the Company’s initial Business Combination. The Restated Note does not bear interest, matures on the date of consummation the Business Combination and is subject to customary events of default. The Restated Note will be repaid only to the extent that the Company has funds available to it outside of its Trust Account.
Extraordinary General Meeting
On October 20
, 2023
, the Company held an extraordinary general meeting of shareholders (the “Meeting”), and approved the Extension Proposal to amend the Company’s amended and restated memorandum and articles of association to: (i) extend from October 22
, 2023
to January 22
, 2024
(the “Extended Date”), the date by which, if the Company has not consummated a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination involving one or more businesses or entities, the Company must: (a) cease all operations except for the purpose of winding up; (b) as promptly as reasonably possible but not more than ten business days thereafter, redeem the shares sold in the Company’s initial public offering (in a redemption that will completely extinguish the rights of the owners of the Public Shares as shareholders (including the right to receive further liquidation distributions, if any)) at a per-share
price, payable in cash, equal to (1)
 the aggregate amount then on deposit in the Trust Account, including interest or dividends earned on the funds held in the Trust Account and not previously released to the Company to pay its income taxes, if any, less up to $
100,000
of interest or dividends to pay winding up and dissolution expenses (net of any taxes payable), divided by (2)
 the number of the then-outstanding Public Shares; and (c) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s Board, liquidate and dissolve, subject in the case of clauses (b) and (c) to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law, and (ii) in the event that the Company has not consummated an initial Business Combination by the Extended Date, to allow the Company, by resolution of the Board and, without any approval of the Company’s shareholders, upon five days’ advance notice prior to the Extended Date, to extend the Termination Date up to six times (with each such extension being upon five
days’ advance notice), each by one
additional month (for a total of up to six
additional months to complete a business combination), provided that the Company’s Sponsor or the Sponsor’s affiliates or permitted designees will deposit into the Trust Account for each Additional Extension Date the lesser of (a) $
35,000
or (b) $
0.0175
for each Public Share that is then-outstanding, in exchange for one or more

non-interest
bearing, unsecured promissory notes issued by the Company to the Lender. If the Company completes its initial Business Combination, it will, at the option of the Lender, repay the amounts loaned under the promissory note(s) or convert a portion or all of the amounts loaned under such promissory note(s) into warrants at a price of $1.00 per warrant, which warrants will be identical to the private placement warrants, each exercisable to purchase one Class A ordinary share at $11.50 per share, subject to adjustment, at a price of $1.00 per warrant issued to the Sponsor at the time of the Company’s initial public offering. If the Company does not complete a business combination by the deadline to consummate an initial Business Combination, such promissory notes will be repaid only from funds held outside of the Trust Account.
Additionally, the shareholders approved a proposal to amend, by special resolution, the Company’s amended and restated memorandum and articles of association to change certain provisions which restrict the Class B ordinary shares from converting to Class A ordinary shares prior to the consummation of an initial Business Combination.
In connection with the vote to approve the above proposals, the holders of
1,488,000 Class A ordinary shares of ESGEN properly exercised their right to redeem their shares for cash at a redemption price of approximately $
11.21 per share, for an aggregate redemption amount of $
16,679,055
.
In connection with the approval of the Extension Proposal at the Meeting and the adoption of the Charter Amendment, the Sponsor contributed into the Trust Account $
0.0525 per share for each Class A ordinary share that was not redeemed at the Meeting, for an aggregate contribution of $
73,949
.
In connection with the approval of the Conversion Proposal at the Meeting and the adoption of the Charter Amendment, the Sponsor converted all of its
5,619,077 Class B ordinary shares into Class A ordinary shares. As a result of the Sponsor Share Conversion and redemptions made in connection with the Extension Proposal and Conversion Proposal,
7,027,632 Class A ordinary shares remain outstanding. Notwithstanding the Sponsor Share Conversion, the Sponsor will be not entitled to receive any funds held in the Trust Account with respect to any Class A ordinary shares issued to the Sponsor as a result of the Sponsor Share Conversion and no additional amounts will be deposited into the Trust Account in respect of shares of Class A ordinary shares held by the Sponsor in connection with the extension of the Termination Date to the Extended Date or any Additional Extension Dates.
The following events occurred subsequent to the date the condensed financial statements were issued:
New Promissory Note
On January 24, 2024, the Company issued a new promissory note (“January 2024 Promissory Note”) in the principal amount of up to $
750,000
to the Sponsor. The January 2024 Promissory Note may be drawn down by ESGEN from time to time prior to the consummation of the Company’s initial Business Combination for specific uses as designated therein. The January 2024 Promissory Note does not bear interest, matures on the date of consummation of the Business Combination and is subject to customary events of default. The principal amount under the January 2024 Promissory Note will be paid at Closing from the funds that the Company has available to it outside of its Trust Account.
First Amendment to the Business Combination Agreement
On January 24
, 2024
, ESGEN and Sunergy entered into the First Amendm
ent to the Initial Business Combination Agreement (the “First Amendment”). The First Amendment and the transactions contemplated thereby provide for, among other things, the: (i) reduction of the implied enterprise value of Sunergy and equity value of Sunergy, (ii) removal of the (a) minimum cash condition and (b) provision requiring forfeiture of founder shares in connection with excess transaction expenses; (iii) modification of the terms and structure of the Sponsor PIPE Investment from $
10.0
 million in New PubCo Class A Common Stock, to up to $
15.0
 million in Convertible OpCo Preferred Units to be issued to the Sponsor pursuant to the Amended and Restated Subscription
Agreement; (iv) forfeiture of an aggregate of
2.9
 million founder shares and an additional
500,000
founder shares if, within two years of Closing, the Convertible OpCo Preferred Units are redeemed or converted (with such shares subject to a lock-up
for
two years
after the Closing); (v) forfeiture of all ESGEN Private Placement Warrants; and (vi) the outside date for the Business Combination to be extended to April 22, 2024.

Note 11 — Subsequent Events
On January 18, 2023, the
Company’s
shareholders voted to amend the Company’s amended and restated memorandum and articles of association (the “Extension Proposal”) to extend from January 22, 2023 to April 22, 2023 (the “Extended Date”) the date (the “Termination Date”) by which the Company must mandatorily liquidate the
C
ompany.
Additionally, in the event that the Company has not consummated an initial business combination by the Extended Date, the Board may extend the Termination Date up to six times, each by one additional month (for a total of up to six additional months to complete a business combination) (each, an “Additional Extension Date”), provided that the Company deposits into the Trust Account for each Additional Extension Date the lesser of (a) $140,000 or (b) $0.04 for each Public Share that is then-outstanding.
In connection with the vote to approve the Extension Proposal, the holders of 24,703,445 Class A ordinary shares of ESGEN properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.35 per share, for a
n aggregate
redemption amount of $255,875,757